Comparative information 2021 - Summary of Reconciliation Between Standard and Effective Income Tax (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Reconciliation between standard and effective income tax:
Result before tax from continuing operations	€ (391)	€ 827
Income tax calculated using weighted average applicable statutory tax rates	(94)	188
Difference due to the effects of:
Non-tax deductible expenses	12	15
Changes in tax rate/base	1	24
Tax credits	(34)	(43)
Other	(3)	(7)
Income tax for the period (income) / charge	€ (209)	€ 71	[1]
Previously Reported [member]
Difference due to the effects of:
Income tax for the period (income) / charge				€ 95
IFRS4 and IAS39 [member] | Previously Reported [member]
Reconciliation between standard and effective income tax:
Result before tax from continuing operations				1,164
Income tax calculated using weighted average applicable statutory tax rates				231
Difference due to the effects of:
Non-taxable income				(57)
Non-tax deductible expenses				21
Changes in tax rate/base				(39)
Tax credits				(48)
Other taxes				38
Adjustments to prior years				(15)
Change in uncertain tax positions				(16)
Changes in deferred tax assets as a result of recognition / write off of previously not recognized / recognized tax losses, tax credits and deductible temporary differences				(5)
Non-recognition of deferred tax assets				9
Tax effect of (profit) / losses from joint ventures and associates				(18)
Other				(5)
Differences due to the effects of				(136)
Income tax for the period (income) / charge				€ 95

[1]	Comparatives have been restated due to the initial application of IFRS 9 and IFRS 17. Note 2 includes further details on the changes in accounting policies.